Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Stock-Based Compensation Plans
Vested or expected to vest, shares (in shares)	1,568,551
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 52.31
Vested or expected to vest, weighted-average remaining contractual life (Year)	3 years 10 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 54.8
PSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	915,233	777,538
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 38.41	$ 35.76
Weighted-Average Remaining Contractual (years)	4 years 6 months	4 years 6 months	4 years 9 months 18 days
Aggregate Intrinsic Value	$ 86.3	$ 67.9	$ 57.4
PSUs Granted (in shares)	95,134	97,991
PSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 105.96	$ 64.98
Performance units issued (in shares)	68,005	39,704
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 53.80	$ 54.34
Exercised (in shares)	(87,354)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 14.29
Forfeited (in shares)	(2,475)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 81.82
Number of Units Outstanding (in shares), Ending	988,543	915,233	777,538
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 53.81	$ 38.41	$ 35.76
Vested or expected to vest, shares (in shares)	988,543
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 53.81
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 6 months
Vested or expected to vest, aggregate intrinsic value	$ 86.3
Exercisable, number of units (in shares)	720,452
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 36.60
Exercisable, weighted-average remaining contractual (years)	3 years 2 months 12 days
Exercisable, aggregate intrinsic value	$ 62.8